Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 27,624	$ 15,213
Time deposits with other financial institutions	0	246
Securities available for sale	121,650	150,175
Restricted equity securities	3,221	3,220
Loans held for sale	171	207
Loans, net of allowance for loan losses: 2012 - 3,400; 2011 - 3,163	265,539	213,952
Premises and equipment, net	11,443	12,173
Goodwill	4,723	4,723
Accrued interest receivable	1,426	1,404
Bank owned life insurance	2,719	2,649
Other real estate owned	860	17
Other assets	1,458	2,107
Total assets	440,834	406,086
Deposits
Non-interest bearing	78,990	70,810
Interest bearing	288,079	269,854
Total deposits	367,069	340,664
Repurchase agreements	18,633	10,168
Federal Home Loan Bank advances	5,000	8,000
Accrued interest payable	206	219
Accrued expenses and other liabilities	4,605	4,290
Total liabilities	395,513	363,341
Commitments and contingent liabilities
Shareholders' equity
Common stock, no par value; 6,000,000 shares authorized; 2,289,528 shares issued	11,447	11,447
Additional paid-in capital	4,888	4,815
Retained earnings	26,401	24,335
Treasury stock, at cost (69,563 and 76,259 shares)	(1,364)	(1,495)
Accumulated other comprehensive income	3,949	3,643
Total shareholders' equity	45,321	42,745
Total liabilities and shareholders' equity	$ 440,834	$ 406,086